Derivative Instruments - Schedule of Fair Value Outstanding Derivative Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Foreign Exchange Option [Member] | Prepaid expenses and other current assets [Member]
Schedule of Fair Value Outstanding Derivative Instruments [Line Items]
Foreign exchange	$ 1,169	$ 1,704
Foreign Exchange Option [Member] | Other account payable [Member]
Schedule of Fair Value Outstanding Derivative Instruments [Line Items]
Foreign exchange	(36)	(243)
Foreign Exchange Forward [Member] | Prepaid expenses and other current assets [Member]
Schedule of Fair Value Outstanding Derivative Instruments [Line Items]
Foreign exchange	512	321
Foreign Exchange Forward [Member] | Other account payable [Member]
Schedule of Fair Value Outstanding Derivative Instruments [Line Items]
Foreign exchange	$ (88)